UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Industrials - 22.6%
Aerospace & Defense - 2.4%
Hexcel Corp. (a)	492,205	$12,580,760
KEYW Holding Corp. (The) (a) (b)	711,022	8,631,807

		21,212,567

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	198,055	6,032,755

Commercial Services & Supplies - 1.2%
Interface, Inc.	742,110	10,619,594

Construction & Engineering - 0.9%
Dycom Industries, Inc. (a) (b)	550,115	7,833,638

Electrical Equipment - 1.3%
AMETEK, Inc.	100,145	3,560,155
Thermon Group Holdings, Inc. (a) (b)	310,016	7,700,797

		11,260,952

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	161,002	8,943,661

Machinery - 8.4%
Actuant Corp.-Class A	323,322	9,130,613
Chart Industries, Inc. (a)	144,448	10,225,474
IDEX Corp.	259,417	11,033,005
Lincoln Electric Holdings, Inc.	211,200	9,159,744
Middleby Corp. (a)	103,805	12,970,435
RBC Bearings, Inc. (a)	204,523	10,156,612
Valmont Industries, Inc.	88,466	11,951,757

		74,627,640

Marine - 1.3%
Kirby Corp. (a)	207,041	11,900,717

Professional Services - 2.2%
Advisory Board Co. (The) (a)	252,846	12,010,185
TrueBlue, Inc. (a) (b)	553,278	7,220,278

		19,230,463

Road & Rail - 1.7%
Genesee & Wyoming, Inc.-Class A (a)	207,838	15,062,020

Trading Companies & Distributors - 1.5%
United Rentals, Inc. (a)	319,543	12,992,618

		199,716,625

Consumer Discretionary - 21.8%
Distributors - 1.1%
LKQ Corp. (a)	477,572	9,976,479

Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a) (b)	544,331	11,844,643

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 4.0%
Life Time Fitness, Inc. (a)	284,040	$12,750,556
Orient-Express Hotels Ltd.-Class A (a)	798,120	9,361,948
Panera Bread Co.-Class A (a)	78,207	13,188,828

		35,301,332

Household Durables - 0.8%
Skullcandy, Inc. (a) (b)	582,237	7,050,890

Media - 1.9%
National CineMedia, Inc.	633,030	9,786,644
Pandora Media, Inc. (a) (b)	808,328	6,781,872

		16,568,516

Specialty Retail - 12.7%
Cabela’s, Inc. (a)	228,275	10,229,003
Conn’s, Inc. (a)	10,707	271,208
Dick’s Sporting Goods, Inc.	222,165	11,108,250
Five Below, Inc. (a)	159,594	5,288,945
Francesca’s Holdings Corp. (a) (b)	414,135	12,229,406
Hibbett Sports, Inc. (a)	229,817	12,407,820
Lumber Liquidators Holdings, Inc. (a) (b)	272,491	15,210,447
Select Comfort Corp. (a)	449,837	12,518,964
Ulta Salon Cosmetics & Fragrance, Inc.	123,027	11,345,550
Vitamin Shoppe, Inc. (a)	208,558	11,937,860
Zumiez, Inc. (a) (b)	371,502	9,402,716

		111,950,169

		192,692,029

Information Technology - 21.0%
Communications Equipment - 1.8%
Ciena Corp. (a)	605,719	7,516,973
Netgear, Inc. (a)	224,976	7,988,897

		15,505,870

Internet Software & Services - 5.3%
Bazaarvoice, Inc. (a) (b)	559,293	7,136,579
CoStar Group, Inc. (a)	175,687	14,564,452
DealerTrack Holdings, Inc. (a)	457,029	12,490,603
Demandware, Inc. (a) (b)	240,613	7,143,800
ExactTarget, Inc. (a) (b)	251,560	5,866,379

		47,201,813

Semiconductors & Semiconductor Equipment - 4.9%
Cirrus Logic, Inc. (a)	106,607	4,345,301
Fairchild Semiconductor International, Inc. (a)	695,133	8,174,764
Mellanox Technologies Ltd. (a) (b)	65,081	5,009,285
Semtech Corp. (a)	343,719	8,582,663
Teradyne, Inc. (a)	539,987	7,894,610

Company	Shares	U.S. $ Value
Veeco Instruments, Inc. (a) (b)	295,018	$9,057,053

		43,063,676

Software - 9.0%
Aspen Technology, Inc. (a)	561,421	13,912,012
BroadSoft, Inc. (a) (b)	267,977	10,242,081
Cadence Design Systems, Inc. (a)	1,081,362	13,690,043
FleetMatics Group PLC (a) (b)	177,922	3,859,128
Fortinet, Inc. (a)	344,918	6,681,062
Guidewire Software, Inc. (a)	354,757	10,869,754
MICROS Systems, Inc. (a)	159,746	7,250,871
SolarWinds, Inc. (a)	188,363	9,529,284
TIBCO Software, Inc. (a)	155,041	3,908,584

		79,942,819

		185,714,178

Health Care - 17.6%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (a) (b)	421,768	3,981,490
Ariad Pharmaceuticals, Inc. (a)	161,618	3,482,868
Cepheid, Inc. (a)	100,745	3,053,581
Cubist Pharmaceuticals, Inc. (a)	147,604	6,332,212
Onyx Pharmaceuticals, Inc. (a)	96,422	7,555,628
Pharmacyclics, Inc. (a) (b)	39,346	2,402,860
Synageva BioPharma Corp. (a)	72,016	3,044,836
TESARO, Inc. (a) (b)	204,890	3,331,511

		33,184,986

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	112,864	2,999,925
HeartWare International, Inc. (a) (b)	111,090	9,329,338
Sirona Dental Systems, Inc. (a)	168,749	9,662,568
Volcano Corp. (a)	363,543	10,404,601

		32,396,432

Health Care Providers & Services - 6.4%
AMERIGROUP Corp. (a)	106,624	9,739,036
Catamaran Corp. (a)	146,802	6,923,182
HMS Holdings Corp. (a)	365,547	8,440,480
IPC The Hospitalist Co., Inc. (a)	175,352	6,047,890
Mednax, Inc. (a)	116,720	8,051,346
Team Health Holdings, Inc. (a)	359,808	9,574,491
WellCare Health Plans, Inc. (a)	165,920	7,897,792

		56,674,217

Health Care Technology - 0.7%
Vocera Communications, Inc. (a) (b)	217,212	5,840,831

Pharmaceuticals - 3.1%
Akorn, Inc. (a)	688,801	8,272,500

Company	Shares	U.S. $ Value
Impax Laboratories, Inc. (a)	228,640	$4,858,600
Jazz Pharmaceuticals PLC (a)	145,180	7,800,521
MAP Pharmaceuticals, Inc. (a) (b)	252,890	3,899,564
Optimer Pharmaceuticals, Inc. (a) (b)	308,468	2,942,785

		27,773,970

		155,870,436

Energy - 5.9%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	45,410	3,145,097
Forum Energy Technologies, Inc. (a) (b)	180,441	4,025,639
Oceaneering International, Inc.	201,065	10,521,731
Oil States International, Inc. (a)	133,511	9,759,654

		27,452,121

Oil, Gas & Consumable Fuels - 2.8%
Laredo Petroleum Holdings, Inc. (a)	419,427	8,510,174
Matador Resources Co. (a)	647,320	5,715,836
Oasis Petroleum, Inc. (a)	303,789	8,922,283
SM Energy Co.	24,646	1,328,912

		24,477,205

		51,929,326

Financials - 4.6%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	85,400	10,803,100
Stifel Financial Corp. (a)	292,333	9,266,956

		20,070,056

Commercial Banks - 2.3%
Iberiabank Corp.	193,733	9,645,966
Signature Bank/New York NY (a)	155,937	11,108,952

		20,754,918

		40,824,974

Materials - 1.4%
Chemicals - 1.4%
PolyOne Corp.	645,988	12,228,553

Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
Chefs’ Warehouse, Inc. (The) (a)	473,444	7,309,975

Total Common Stocks (cost $764,883,817)		846,286,096

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AllianceBerstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15%(c) (cost $35,195,685)	35,195,685	35,195,685

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $800,079,502)		$881,481,781

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 8.7%
Investment Companies - 8.7%
AllianceBernstein Exchange Reserves-Class I, 0.18% (c) (cost $77,072,505)	77,072,505	77,072,505

Total Investments - 108.4% (cost $877,152,007) (d)		958,554,286
Other assets less liabilities - (8.4)%		(74,613,990)

Net Assets - 100.0%		$883,940,296

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $115,018,044 and gross unrealized depreciation of investments was $(33,615,765), resulting in net unrealized appreciation of $81,402,279.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Small Cap Growth Portfolio

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$846,286,096		$	– 0	–	$	– 0	–	$846,286,096
Short-Term Investments	35,195,685			– 0	–		– 0	–	35,195,685
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	77,072,505			– 0	–		– 0	–	77,072,505

Total Investments in Securities	958,554,286			– 0	–		– 0	–	958,554,286
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$958,554,286		$	– 0	–	$	– 0	–	$958,554,286

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.3%
Consumer Discretionary - 15.5%
Diversified Consumer Services - 0.6%
Service Corp. International/US	4,000	$56,160

Hotels, Restaurants & Leisure - 3.3%
Marriott International, Inc./DE-Class A (a)	3,300	120,384
Panera Bread Co.-Class A (a) (b)	500	84,320
Wynn Resorts Ltd.	900	108,954

		313,658

Household Durables - 1.7%
Jarden Corp.	1,800	89,640
Leggett & Platt, Inc.	2,700	71,631

		161,271

Internet & Catalog Retail - 1.7%
Expedia, Inc.	1,400	82,810
Liberty Interactive Corp. (b)	4,000	80,000

		162,810

Media - 2.2%
Gannett Co., Inc.	5,000	84,500
Time Warner Cable, Inc.-Class A (a)	1,300	128,843

		213,343

Multiline Retail - 0.9%
Nordstrom, Inc.	1,500	85,155

Specialty Retail - 4.2%
American Eagle Outfitters, Inc. (a)	3,200	66,784
Home Depot, Inc. (The)	1,100	67,518
Lowe’s Cos., Inc.	1,800	58,284
PetSmart, Inc.	1,200	79,668
Ross Stores, Inc.	1,200	73,140
Williams-Sonoma, Inc.	1,200	55,476

		400,870

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc. (a) (b)	1,500	81,090

		1,474,357

Industrials - 14.2%
Aerospace & Defense - 3.1%
Lockheed Martin Corp.	700	65,569
Northrop Grumman Corp. (a)	1,700	116,773
Raytheon Co. (a)	2,000	113,120

		295,462

Air Freight & Logistics - 1.4%
United Parcel Service, Inc.-Class B (a)	1,800	131,850

Commercial Services & Supplies - 1.0%
Cintas Corp. (a)	2,300	96,163

Company	Shares	U.S. $ Value
Electrical Equipment - 1.8%
Cooper Industries PLC	1,000	$74,940
Hubbell, Inc.-Class B (a)	1,200	100,464

		175,404

Industrial Conglomerates - 1.2%
Danaher Corp.(a)	2,200	113,806

Machinery - 4.8%
Illinois Tool Works, Inc. (a)	2,300	141,059
Ingersoll-Rand PLC	2,500	117,575
Pall Corp. (a)	1,500	94,440
Toro Co. (The)	2,500	105,550

		458,624

Professional Services - 0.9%
Towers Watson & Co.	1,500	80,565

		1,351,874

Financials - 13.4%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a) (b)	800	101,200
American Capital Ltd. (a) (b)	7,000	82,530
Franklin Resources, Inc. (a)	700	89,460

		273,190

Commercial Banks - 2.6%
East West Bancorp, Inc.	4,000	85,160
KeyCorp	7,500	63,150
Wells Fargo & Co.	3,000	101,070

		249,380

Consumer Finance - 1.1%
Discover Financial Services	2,500	102,500

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	2,000	83,360

Insurance - 5.9%
Allied World Assurance Co. Holdings AG	1,100	88,330
Allstate Corp. (The) (a)	2,600	103,948
American Financial Group, Inc./OH (a)	2,200	85,360
American International Group, Inc. (a) (b)	2,500	87,325
Aspen Insurance Holdings Ltd.	2,500	80,875
Chubb Corp. (The) (a)	1,500	115,470

		561,308

		1,269,738

Health Care - 11.3%
Biotechnology - 2.5%
Amgen, Inc. (a)	1,849	160,022
Gilead Sciences, Inc. (b)	1,100	73,876

		233,898

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co. (a)	1,300	$98,384

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.-Class A (a)	2,500	98,600
Humana, Inc.	1,500	111,405
McKesson Corp. (a)	1,100	102,641
WellPoint, Inc.	1,500	91,920

		404,566

Pharmaceuticals - 3.5%
Eli Lilly & Co. (a)	2,800	136,164
Merck & Co., Inc.	2,300	104,949
Pfizer, Inc. (a)	3,700	92,019

		333,132

		1,069,980

Consumer Staples - 9.7%
Beverages - 2.1%
Beam, Inc. (a)	1,800	100,008
Brown-Forman Corp.-Class B (a)	1,600	102,496

		202,504

Food & Staples Retailing - 2.1%
Costco Wholesale Corp. (a)	1,300	127,959
Walgreen Co.	2,000	70,460

		198,419

Food Products - 3.1%
Bunge Ltd.	1,200	85,236
ConAgra Foods, Inc. (a)	5,000	139,200
Smithfield Foods, Inc. (a) (b)	3,500	71,645

		296,081

Household Products - 1.5%
Kimberly-Clark Corp. (a)	1,700	141,865

Tobacco - 0.9%
Altria Group, Inc.	2,500	79,500

		918,369

Energy - 9.6%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	1,800	124,632
Schlumberger Ltd.	2,000	139,060

		263,692

Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp. (a)	1,500	103,215
Chevron Corp.	800	88,168
ConocoPhillips (a)	2,300	133,055
Noble Energy, Inc.	1,000	95,010
Occidental Petroleum Corp. (a)	1,100	86,856
Phillips 66	1,500	70,740

Company	Shares	U.S. $ Value
Tesoro Corp.	2,000	$75,420

		652,464

		916,156

Information Technology - 9.3%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	4,800	82,272
Motorola Solutions, Inc.	2,300	118,864

		201,136

Electronic Equipment, Instruments & Components - 1.1%
Ingram Micro, Inc.-Class A (b)	7,100	107,920

IT Services - 1.8%
Visa, Inc.-Class A (a)	1,200	166,512

Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	2,300	89,953
ASML Holding NV (ADR) (c)	1,100	60,467

		150,420

Software - 2.7%
Adobe Systems, Inc. (b)	2,500	85,000
Intuit, Inc.	1,500	89,130
Synopsys, Inc. (b)	2,500	80,500

		254,630

		880,618

Materials - 6.0%
Chemicals - 4.2%
LyondellBasell Industries NV (a)	1,500	80,085
Monsanto Co. (a)	1,200	103,284
PPG Industries, Inc. (a)	700	81,956
Sherwin-Williams Co. (The) (a)	900	128,322

		393,647

Containers & Packaging - 0.8%
Ball Corp.(a)	1,800	77,094

Metals & Mining - 1.0%
Southern Copper Corp. (a)	2,500	95,250

		565,991

Utilities - 1.3%
Electric Utilities - 1.3%
Southern Co. (The) (a)	2,600	121,784

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (a) (b)	1,500	100,125

Total Common Stocks (cost $8,332,206)		8,668,992

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 17.6%
Investment Companies - 17.6%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15%(d) (cost $1,666,437)	1,666,437	$1,666,437

Total Investments Before Securities Lending Collateral for Securities Loaned - 108.9% (cost $9,998,643)		10,335,429

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves-Class I, 0.18%(d) (cost $61,050)	61,050	61,050

Total Investments Before Securities Sold Short - 109.5% (cost $10,059,693)		10,396,479

SECURITIES SOLD SHORT - (83.4)%
COMMON STOCKS - (78.9)%
Consumer Discretionary - (15.2)%
Hotels, Restaurants & Leisure - (4.0)%
Carnival Corp.	(2,200)	(83,336)
Darden Restaurants, Inc.	(1,400)	(73,668)
Las Vegas Sands Corp.	(1,500)	(69,660)
Starbucks Corp.	(1,900)	(87,210)
Starwood Hotels & Resorts Worldwide, Inc.	(1,200)	(62,220)

		(376,094)

Household Durables - (0.9)%
Stanley Black & Decker, Inc.	(1,200)	(83,160)

Media - (2.4)%
DIRECTV(b)	(1,700)	(86,887)
Thomson Reuters Corp.	(3,100)	(87,606)
Virgin Media, Inc.	(1,800)	(58,932)

		(233,425)

Multiline Retail - (2.6)%
Dollar General Corp.(b)	(2,000)	(97,240)
Kohl’s Corp.	(1,500)	(79,920)
Macy’s, Inc.	(1,800)	(68,526)

		(245,686)

Specialty Retail - (4.0)%
AutoZone, Inc.(b)	(200)	(75,000)
CarMax, Inc.(b)	(2,700)	(91,125)
Limited Brands, Inc.	(1,500)	(71,835)
Tiffany & Co.	(1,200)	(75,864)

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc.	(700)	$(64,554)

		(378,378)

Textiles, Apparel & Luxury Goods - (1.3)%
NIKE, Inc.	(900)	(82,242)
VF Corp.	(300)	(46,944)

		(129,186)

		(1,445,929)

Industrials - (14.7)%
Aerospace & Defense - (3.3)%
Honeywell International, Inc.	(1,200)	(73,488)
Precision Castparts Corp.	(500)	(86,535)
Rockwell Collins, Inc.	(1,500)	(80,370)
United Technologies Corp.	(1,000)	(78,160)

		(318,553)

Air Freight & Logistics - (1.2)%
FedEx Corp.	(1,200)	(110,388)

Airlines - (0.5)%
Southwest Airlines Co.	(6,000)	(52,920)

Commercial Services & Supplies - (2.2)%
Republic Services, Inc.-Class A	(2,100)	(59,535)
Stericycle, Inc.(b)	(800)	(75,808)
Waste Management, Inc.	(2,300)	(75,302)

		(210,645)

Electrical Equipment - (1.3)%
AMETEK, Inc.	(1,600)	(56,880)
Emerson Electric Co.	(1,300)	(62,959)

		(119,839)

Industrial Conglomerates - (0.9)%
General Electric Co.	(4,000)	(84,240)

Machinery - (3.4)%
Deere & Co.	(900)	(76,896)
Dover Corp.	(1,500)	(87,330)
PACCAR, Inc.	(2,000)	(86,680)
Parker Hannifin Corp.	(900)	(70,794)

		(321,700)

Professional Services - (0.8)%
Verisk Analytics, Inc.(b)	(1,500)	(76,500)

Trading Companies & Distributors - (1.1)%
WW Grainger, Inc.	(500)	(100,705)

		(1,395,490)

Consumer Staples - (9.6)%
Beverages - (4.3)%
Coca-Cola Co. (The)	(2,500)	(92,950)
Dr Pepper Snapple Group, Inc.	(1,700)	(72,845)
Molson Coors Brewing Co.-Class B	(2,500)	(107,850)

Company	Shares	U.S. $ Value
PepsiCo, Inc.	(2,000)	$(138,480)

		(412,125)

Food & Staples Retailing - (1.2)%
Sysco Corp.	(3,700)	(114,959)

Food Products - (0.6)%
HJ Heinz Co.	(1,000)	(57,510)
Kraft Foods Group, Inc.(b)	(1)	(30)

		(57,540)

Household Products - (2.1)%
Church & Dwight Co., Inc.	(1,800)	(91,368)
Colgate-Palmolive Co.	(1,000)	(104,960)

		(196,328)

Tobacco - (1.4)%
Lorillard, Inc.	(500)	(58,005)
Reynolds American, Inc.	(1,700)	(70,788)

		(128,793)

		(909,745)

Financials - (9.0)%
Capital Markets - (3.3)%
BlackRock, Inc.-Class A	(500)	(94,840)
Charles Schwab Corp. (The)	(5,000)	(67,900)
Northern Trust Corp.	(1,500)	(71,670)
T Rowe Price Group, Inc.	(1,200)	(77,928)

		(312,338)

Commercial Banks - (0.9)%
PNC Financial Services Group, Inc.	(1,500)	(87,285)

Consumer Finance - (0.9)%
American Express Co.	(1,500)	(83,955)

Diversified Financial Services - (0.8)%
NYSE Euronext	(3,000)	(74,280)

Insurance - (3.1)%
Aon PLC	(1,500)	(80,925)
Berkshire Hathaway, Inc.(b)	(700)	(60,445)
Loews Corp.	(2,100)	(88,788)
Willis Group Holdings PLC	(2,000)	(67,340)

		(297,498)

		(855,356)

Information Technology - (8.1)%
Computers & Peripherals - (0.6)%
NetApp, Inc.(b)	(2,000)	(53,800)

Electronic Equipment, Instruments & Components - (0.8)%
Trimble Navigation Ltd.(b)	(1,700)	(80,206)

IT Services - (3.9)%
Accenture PLC	(1,200)	(80,892)
Alliance Data Systems Corp.(b)	(500)	(71,525)

Company	Shares	U.S. $ Value
Automatic Data Processing, Inc.	(1,000)	$(57,790)
Fidelity National Information Services, Inc.	(1,900)	(62,453)
Mastercard, Inc.	(100)	(46,093)
Paychex, Inc.	(1,500)	(48,645)

		(367,398)

Semiconductors & Semiconductor Equipment - (2.0)%
Avago Technologies Ltd.	(1,800)	(59,454)
Broadcom Corp.- Class A	(2,500)	(78,838)
Maxim Integrated Products, Inc.	(1,800)	(49,545)

		(187,837)

Software - (0.8)%
Nuance Communications, Inc.(b)	(3,500)	(77,910)

		(767,151)

Energy - (7.0)%
Energy Equipment & Services - (1.7)%
Baker Hughes, Inc.	(2,000)	(83,940)
FMC Technologies, Inc.(b)	(1,800)	(73,620)

		(157,560)

Oil, Gas & Consumable Fuels - (5.3)%
Apache Corp.	(1,100)	(91,025)
Devon Energy Corp.	(1,000)	(58,210)
EOG Resources, Inc.	(900)	(104,841)
EQT Corp.	(1,500)	(90,945)
Southwestern Energy Co.(b)	(2,500)	(86,750)
Spectra Energy Corp.	(2,500)	(72,175)

		(503,946)

		(661,506)

Health Care - (6.9)%
Health Care Equipment & Supplies - (0.9)%
DENTSPLY International, Inc.	(2,200)	(81,048)

Health Care Providers & Services - (2.5)%
DaVita, Inc.(b)	(700)	(78,764)
Henry Schein, Inc.(b)	(1,200)	(88,536)
Quest Diagnostics, Inc./DE	(1,200)	(69,264)

		(236,564)

Health Care Technology - (0.6)%
Cerner Corp.(b)	(800)	(60,952)

Pharmaceuticals - (2.9)%
Allergan, Inc./United States	(600)	(53,952)
Hospira, Inc.(b)	(2,000)	(61,380)
Johnson & Johnson	(800)	(56,656)
Mylan, Inc./PA(b)	(2,000)	(50,680)
Perrigo Co.	(500)	(57,505)

		(280,173)

		(658,737)

Company	Shares	U.S. $ Value
Materials - (5.4)%
Chemicals - (4.8)%
Air Products & Chemicals, Inc.	(1,200)	$(93,036)
Dow Chemical Co. (The)	(3,000)	(87,900)
Ecolab, Inc.	(1,200)	(83,520)
EI du Pont de Nemours & Co.	(1,400)	(62,328)
Praxair, Inc.	(700)	(74,347)
Sigma-Aldrich Corp.	(800)	(56,112)

		(457,243)

Containers & Packaging - (0.6)%
Crown Holdings, Inc. (b)	(1,400)	(53,550)

		(510,793)

Utilities - (3.0)%
Electric Utilities - (2.5)%
Duke Energy Corp.	(1,500)	(98,535)
Exelon Corp.	(1,200)	(42,936)
Northeast Utilities	(1,300)	(51,090)
PPL Corp.	(1,600)	(47,328)

		(239,889)

Independent Power Producers & Energy Traders - (0.5)%
NRG Energy, Inc.	(2,300)	(49,588)

		(289,477)

Total Common Stocks (proceeds $7,426,351)		(7,494,184)

Investment Companies - (4.5)%
Funds and Investment Trusts - (4.5)%
SPDR S&P 500 ETF Trust (proceeds $428,869)	(3,000)	(423,540)

Total Securities Sold Short (proceeds $7,855,220)		(7,917,724)

Total Investments, Net of Securities Sold Short - 26.1% (cost $2,204,473) (e)		2,478,755
Other assets less liabilities - 73.9%		7,017,797

Net Assets - 100.0%		$9,496,552

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Diamond Offshore Drilling (f)	9	$72.50	November 2012	$(351)
Discover Financial Services (f)	15	43.00	November 2012	(225)
Expedia, Inc. (f)	14	65.00	November 2012	(280)
Ingersoll Rand PLC (f)	10	50.00	November 2012	(125)
JPMorgan Chase & Co. (f)	20	45.00	November 2012	(80)
Motorola Solutions, Inc. (f)	13	52.50	November 2012	(774)
PPG Industries, Inc. (f)	5	120.00	November 2012	(437)
Schlumberger Ltd. (f)	15	80.00	November 2012	(23)
Wells Fargo & Co. (f)	30	38.00	November 2012	(45)

(premium received $2,769)				$(2,340)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Air Products & Chemica (f)	11	$75.00	November 2012	$(468)
American Express Co. (f)	15	55.00	November 2012	(825)
Apache Corp. (f)	11	75.00	November 2012	(253)
Baker Hughes, Inc. (f)	18	40.00	November 2012	(774)
Blackrock, Inc. (f)	5	175.00	November 2012	(250)
Dow Chemical Co. (The) (f)	20	27.00	November 2012	(280)
FMC Technologies, Inc. (f)	12	37.50	November 2012	(270)
Nike, Inc. (f)	9	87.50	November 2012	(482)
Northern Trust Corp. (f)	15	45.00	November 2012	(187)
Praxair, Inc. (f)	7	95.00	November 2012	(101)
Stanley Black & Decker, Inc. (f)	12	62.50	November 2012	(240)

(premium received $4,479)				$(4,130)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	Russell 2000 Total Return Index	8	0.22%	$30	5/15/13	UBS AG	$348
Pay	Russell 2000 Total Return Index	22	0.21%	83	8/15/13	UBS AG	956

							$1,304

(a)	Securities, or a portion thereof, with an aggregate market value of $3,711,401 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $560,172 and gross unrealized depreciation of investments was $(285,890), resulting in net unrealized appreciation of $274,282.
(f)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

AllianceBernstein Market Neutral Strategy - U.S.

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$8,668,992		$	– 0	–	$	– 0	–	$8,668,992
Short-Term Investments	1,666,437			– 0	–		– 0	–	1,666,437
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	61,050			– 0	–		– 0	–	61,050
Liabilities:
Common Stocks*	(7,494,184)			– 0	–		– 0	–	(7,494,184)
Investment Companies	(423,540)			– 0	–		– 0	–	(423,540)
Total Investments in Securities	2,478,755			– 0	–		– 0	–	2,478,755
Other Financial Instruments** :
Assets:
Total Return Swap Contracts	– 0	–		1,304			– 0	–	1,304
Liabilities:
Call Options Written	– 0	–		(2,340)			– 0	–	(2,340)
Put Options Written	– 0	–		(4,130)			– 0	–	(4,130)

Total^	$2,478,755			$(5,166)		$	– 0	–	$2,473,589

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 101.4%
Financials - 18.2%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)(b)	1,500	$189,750
American Capital Ltd. (a)(b)	6,000	70,740
Franklin Resources, Inc. (a)	1,000	127,800
Nomura Holdings, Inc.	37,500	135,557
Partners Group Holding AG	700	148,181

		672,028

Commercial Banks - 6.6%
Barclays PLC	30,000	110,932
BNP Paribas SA (a)	3,800	191,691
Chiba Bank Ltd. (The)	20,000	116,823
China Construction Bank Corp.-Class H	130,000	97,623
Commonwealth Bank of Australia (a)	2,100	125,760
DBS Group Holdings Ltd.	13,000	147,634
East West Bancorp, Inc. (a)	4,600	97,934
Industrial & Commercial Bank of China Ltd.-Class H	284,999	187,672
KeyCorp	7,500	63,150
Mitsubishi UFJ Financial Group, Inc.	34,000	153,815
Mizuho Financial Group, Inc.	100,000	156,468
Royal Bank of Canada	3,000	171,034
Toronto-Dominion Bank (The) (a)	2,000	162,663
Wells Fargo & Co.	5,500	185,295

		1,968,494

Consumer Finance - 0.4%
Discover Financial Services (a)	2,800	114,800

Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	3,000	125,040
ORIX Corp.	2,000	205,420
TMX Group Ltd. (b)	16	818

		331,278

Insurance - 5.4%
AIA Group Ltd.	28,000	110,237
Allied World Assurance Co. Holdings AG (a)	1,200	96,360
Allstate Corp. (The) (a)	2,600	103,948
American Financial Group, Inc./OH (a)	4,300	166,840
American International Group, Inc. (a)(b)	2,300	80,339
Aspen Insurance Holdings Ltd.	2,500	80,875
Catlin Group Ltd.	16,060	122,391
Chubb Corp. (The) (a)	2,600	200,148
Great-West Lifeco, Inc.	4,000	92,115
Hannover Rueckversicherung AG (a)	2,700	190,224
Intact Financial Corp.	1,500	91,990
PICC Property & Casualty Co., Ltd.	130,000	172,101
Suncorp Group Ltd.	12,500	121,757

		1,629,325

Company	Shares	U.S. $ Value
Real Estate Management & Development - 2.5%
Daito Trust Construction Co., Ltd.	1,000	$100,937
Global Logistic Properties Ltd. (a)	120,000	251,771
Hang Lung Properties Ltd.	32,000	111,008
New World Development Co., Ltd. (a)	115,000	176,937
Wheelock & Co., Ltd.	23,000	100,768

		741,421

		5,457,346

Consumer Discretionary - 16.5%
Automobiles - 1.5%
Brilliance China Automotive Holdings Ltd. (b)	136,000	168,044
Honda Motor Co., Ltd.	4,000	120,253
Volkswagen AG (a)	800	156,445

		444,742

Diversified Consumer Services - 0.6%
Benesse Holdings, Inc.	2,600	125,238
Service Corp. International/US (a)	4,000	56,160

		181,398

Hotels, Restaurants & Leisure - 4.5%
Compass Group PLC	14,100	154,931
Flight Centre Ltd. (c)	3,200	88,286
Galaxy Entertainment Group Ltd. (b)	28,000	95,821
Lottomatica S.p.A. Common Stock E	6,500	139,903
Marriott International, Inc./DE-Class A (a)	5,400	196,992
Paddy Power PLC	1,500	111,793
Panera Bread Co.-Class A (a)(b)	800	134,912
Sands China Ltd.	42,800	159,991
Whitbread PLC	4,000	152,012
Wynn Resorts Ltd.	1,000	121,060

		1,355,701

Household Durables - 1.7%
Electrolux AB (a)	7,000	179,449
Jarden Corp. (a)	2,400	119,520
Leggett & Platt, Inc. (a)	3,700	98,161
Sekisui House Ltd.	10,000	102,250

		499,380

Internet & Catalog Retail - 0.7%
Expedia, Inc.	2,200	130,130
Liberty Interactive Corp. (a)(b)	4,000	80,000

		210,130

Media - 2.3%
Fuji Media Holdings, Inc.	64	94,782
Gannett Co., Inc.	5,300	89,570
ITV PLC	90,000	126,001
Rightmove PLC	6,190	161,149
Time Warner Cable, Inc.-Class A (a)	2,200	218,042

		689,544

Company	Shares	U.S. $ Value
Multiline Retail - 1.3%
Canadian Tire Corp. Ltd. (c)	1,500	$107,324
Intime Department Store Group Co., Ltd.	145,500	170,883
Nordstrom, Inc. (a)	1,800	102,186

		380,393

Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	3,500	73,045
Carphone Warehouse Group PLC	40,000	109,574
Home Depot, Inc. (The) (a)	2,000	122,760
Inditex SA (a)	1,700	217,077
L’Occitane International SA	44,000	136,779
Lowe’s Cos., Inc. (a)	2,000	64,760
PetSmart, Inc.	1,200	79,668
Ross Stores, Inc. (a)	1,700	103,615
Williams-Sonoma, Inc. (a)	1,200	55,476

		962,754

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc. (a)(b)	1,500	81,090
LVMH Moet Hennessy Louis Vuitton SA (a)	900	146,323

		227,413

		4,951,455

Industrials - 14.6%
Aerospace & Defense - 2.4%
Bombardier, Inc.	30,000	114,142
Lockheed Martin Corp.	800	74,936
Northrop Grumman Corp. (a)	2,400	164,856
Raytheon Co. (a)	2,500	141,400
Rolls-Royce Holdings PLC (a)(b)	16,600	229,402

		724,736

Air Freight & Logistics - 0.7%
United Parcel Service, Inc.-Class B (a)	2,900	212,425

Airlines - 0.5%
easyJet PLC	15,000	151,589

Commercial Services & Supplies - 1.9%
Aggreko PLC (a)	6,200	215,636
Brambles Ltd. (a)	18,900	142,312
Cintas Corp. (a)	2,300	96,163
Park24 Co., Ltd.	6,800	116,836

		570,947

Construction & Engineering - 0.9%
China Communications Construction Co., Ltd.	145,000	135,714
China Railway Construction Corp. Ltd.-Class H	130,000	128,932

		264,646

Company	Shares	U.S. $ Value
Electrical Equipment - 1.3%
Cooper Industries PLC	1,000	$74,940
Hubbell, Inc.-Class B (a)	2,000	167,440
Sumitomo Electric Industries Ltd.	14,300	153,835

		396,215

Industrial Conglomerates - 1.2%
Danaher Corp. (a)	3,700	191,401
Keppel Corp., Ltd. (a)	19,000	165,309

		356,710

Machinery - 4.1%
Atlas Copco AB	7,000	153,498
FANUC Corp.	800	127,453
Illinois Tool Works, Inc. (a)	4,000	245,320
Ingersoll-Rand PLC	2,300	108,169
Pall Corp. (a)	1,500	94,440
Schindler Holding AG (a)	1,600	207,022
SMC Corp./Japan	700	110,361
Toro Co. (The) (a)	4,300	181,546

		1,227,809

Professional Services - 0.3%
Towers Watson & Co. (a)	1,500	80,565

Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	1,500	137,992
East Japan Railway Co.	1,000	68,637
West Japan Railway Co.	4,000	174,631

		381,260

		4,366,902

Health Care - 10.8%
Biotechnology - 1.1%
Amgen, Inc. (a)	2,900	250,981
Gilead Sciences, Inc. (b)	1,100	73,876

		324,857

Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. (a)	2,400	181,632
Coloplast A/S (a)	900	197,411

		379,043

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.-Class A (a)	4,200	165,648
Humana, Inc. (a)	1,200	89,124
McKesson Corp. (a)	2,000	186,620
Miraca Holdings, Inc.	2,400	101,354
Ramsay Health Care Ltd.	4,000	98,644
Sinopharm Group Co-h	36,800	123,556
WellPoint, Inc. (a)	2,200	134,816

		899,762

Company	Shares	U.S. $ Value
Pharmaceuticals - 5.4%
Dainippon Sumitomo Pharma Co., Ltd.	9,000	$103,516
Eli Lilly & Co. (a)	5,700	277,191
GlaxoSmithKline PLC (a)	6,170	138,254
Merck & Co., Inc. (a)	2,500	114,075
Novo Nordisk A/S-Class B (a)	1,600	256,505
Otsuka Holdings Co., Ltd. (c)	6,200	191,131
Pfizer, Inc. (a)	6,300	156,681
Roche Holding AG	200	38,525
Roche Holding AG-Bearer	900	178,592
Sanofi (a)	2,000	175,655

		1,630,125

		3,233,787

Energy - 10.4%
Energy Equipment & Services - 2.1%
Core Laboratories NV	500	51,830
Diamond Offshore Drilling, Inc.	2,900	200,796
Schlumberger Ltd.	3,000	208,590
Seadrill Ltd.	4,300	174,237

		635,453

Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp. (a)	1,600	110,096
BP PLC	29,900	213,534
Chevron Corp. (a)	1,200	132,252
China Petroleum & Chemical Corp.-Class H	140,000	147,722
ConocoPhillips (a)	4,000	231,400
Enbridge, Inc.	3,000	119,369
EnQuest PLC (b)	35,000	65,611
Kunlun Energy Co., Ltd.	44,000	81,448
New Hope Corp. Ltd.	11,000	49,993
Noble Energy, Inc. (a)	1,300	123,513
Occidental Petroleum Corp. (a)	1,900	150,024
Oil Search Ltd.	6,000	46,235
Phillips 66	1,600	75,456
Royal Dutch Shell PLC-Class A	6,382	218,984
Santos Ltd.	10,000	119,231
Statoil ASA (a)	6,000	147,774
Suncor Energy, Inc. (Toronto)	3,300	110,754
Tesoro Corp. (a)	2,300	86,733
Total SA (a)	3,200	161,185
Woodside Petroleum Ltd.	2,900	103,403

		2,494,717

		3,130,170

Consumer Staples - 9.8%
Beverages - 2.0%
Asahi Group Holdings Ltd.	4,300	98,140
Beam, Inc. (a)	2,300	127,788
Brown-Forman Corp.-Class B (a)	2,850	182,571
Diageo PLC (a)	7,000	200,119

		608,618

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.0%
Costco Wholesale Corp. (a)	2,600	$255,918
Jean Coutu Group PJC, Inc. (The)	6,000	90,173
Walgreen Co.	2,100	73,983
Woolworths Ltd. (a)	5,600	170,810

		590,884

Food Products - 4.2%
Bunge Ltd.	1,200	85,236
ConAgra Foods, Inc. (a)	8,300	231,072
Golden Agri-Resources Ltd.	174,000	88,868
MEIJI Holdings Co., Ltd.	4,000	183,016
Nestle SA (a)	3,000	190,464
Smithfield Foods, Inc. (a) (b)	4,500	92,115
Unilever PLC	5,000	186,516
Want Want China Holdings Ltd.	145,000	197,406

		1,254,693

Household Products - 0.7%
Kimberly-Clark Corp. (a)	2,600	216,970

Personal Products - 0.6%
Beiersdorf AG (a)	2,400	174,600

Tobacco - 0.3%
Altria Group, Inc.	2,700	85,860

		2,931,625

Materials - 8.6%
Chemicals - 6.3%
Agrium, Inc. (Toronto)	784	82,564
Air Water, Inc.	12,000	150,363
BASF SE (a)	2,300	190,786
Huabao International Holdings Ltd.	296,000	146,942
Koninklijke DSM NV (a)	3,487	179,315
Lanxess AG (a)	2,500	206,821
Linde AG (a)	1,400	235,596
LyondellBasell Industries NV	1,500	80,085
Methanex Corp.	2,500	74,944
Monsanto Co. (a)	1,900	163,533
Orica Ltd.	1,500	39,073
PPG Industries, Inc. (a)	1,100	128,788
Sherwin-Williams Co. (The) (a)	1,500	213,870

		1,892,680

Construction Materials - 0.2%
Brickworks Ltd. (c)	5,000	57,767

Containers & Packaging - 0.7%
Amcor Ltd./Australia	10,000	81,923
Ball Corp. (a)	3,300	141,339

		223,262

Company	Shares	U.S. $ Value
Metals & Mining - 1.4%
BHP Billiton PLC (a)	6,700	$214,743
Regis Resources Ltd. (b)	15,000	83,636
Southern Copper Corp. (a)	2,900	110,490

		408,869

		2,582,578

Information Technology - 8.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,900	135,406
Motorola Solutions, Inc. (a)	4,400	227,392

		362,798

Computers & Peripherals - 0.4%
Gemalto NV	1,500	135,480

Electronic Equipment, Instruments & Components - 1.0%
Hitachi High-Technologies Corp.	6,000	131,495
Ingram Micro, Inc.-Class A (a)(b)	7,000	106,400
Premier Farnell PLC	22,000	58,869

		296,764

Internet Software & Services - 0.6%
Dena Co., Ltd. (c)	3,300	102,996
Moneysupermarket.com Group PLC	30,000	64,971

		167,967

IT Services - 0.6%
Visa, Inc.-Class A (a)	1,200	166,512

Office Electronics - 0.4%
Ricoh Co., Ltd. (c)	13,000	108,795

Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc. (a)	2,400	93,864
ASML Holding NV (ADR) (c)	1,700	93,449
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	17,400	276,660

		463,973

Software - 2.5%
Adobe Systems, Inc. (a)(b)	2,800	95,200
ANSYS, Inc. (a)(b)	800	56,704
Dassault Systemes SA (a)	1,700	179,357
Intuit, Inc. (a)	2,500	148,550
Sage Group PLC (The)	29,520	148,265
Synopsys, Inc. (a)(b)	4,300	138,460

		766,536

		2,468,825

Utilities - 2.5%
Electric Utilities - 1.7%
Emera, Inc. (c)	3,000	104,831
Power Assets Holdings Ltd. (a)	23,000	195,444
Southern Co. (The) (a)	4,300	201,412

		501,687

Company	Shares	U.S. $ Value
Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	35,000	$144,253

Multi-Utilities - 0.3%
CMS Energy Corp. (a)	4,000	97,280

		743,220

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.9%
BT Group PLC	39,910	137,154
China Telecom Corp., Ltd.-Class H	200,000	118,073

		255,227

Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (a)(b)	2,400	160,200
StarHub Ltd. (a)	41,000	123,353

		283,553

		538,780

Total Common Stocks (cost $28,511,343)		30,404,688

PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (cost $2,012)	1,261,600	2,036

SHORT-TERM INVESTMENTS - 20.0%
Investment Companies - 20.0%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.15% (d) (cost $6,010,042)	6,010,042	6,010,042

Total Investments Before Security Lending Collateral for Securities Loaned - 121.4% (cost $34,523,397)		36,416,766

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves-Class I, 0.18% (d) (cost $726,052)	726,052	726,052

Total Investments Before Securities Sold Short – 123.8% (cost $35,249,449)		37,142,818

Company	Shares	U.S. $ Value
SECURITIES SOLD SHORT - (92.3)%
COMMON STOCKS - (87.6)%
Financials - (15.9)%
Capital Markets - (2.1)%
BlackRock, Inc.-Class A	(600)	$(113,808)
Charles Schwab Corp. (The)	(8,600)	(116,788)
Credit Suisse Group AG (b)	(7,000)	(162,787)
Daiwa Securities Group, Inc.	(18,000)	(71,805)
Northern Trust Corp.	(1,500)	(71,670)
T Rowe Price Group, Inc.	(1,200)	(77,928)

		(614,786)

Commercial Banks - (4.2)%
Bank of East Asia Ltd.	(42,942)	(158,363)
Bank of Montreal	(1,300)	(76,822)
Bank of Nova Scotia	(1,400)	(76,045)
Bank of Queensland Ltd.	(6,500)	(51,044)
Canadian Imperial Bank of Commerce	(1,000)	(78,658)
China Minsheng Banking Corp. Ltd.	(201,000)	(182,298)
National Australia Bank Ltd.	(3,000)	(80,174)
PNC Financial Services Group, Inc.	(1,800)	(104,742)
Sumitomo Mitsui Financial Group, Inc.	(6,200)	(189,453)
Sumitomo Mitsui Trust Holdings, Inc.	(57,000)	(172,984)
Suruga Bank Ltd.	(8,000)	(96,072)

		(1,266,655)

Consumer Finance - (0.3)%
American Express Co.	(1,600)	(89,552)

Diversified Financial Services - (2.3)%
Hong Kong Exchanges and Clearing Ltd.	(7,300)	(119,531)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(4,000)	(172,467)
NYSE Euronext	(3,200)	(79,232)
Onex Corp.	(1,500)	(60,376)
Resolution Ltd.	(29,460)	(103,865)
Singapore Exchange Ltd.	(29,000)	(159,389)

		(694,860)

Insurance - (5.4)%
Aon PLC	(1,600)	(86,320)
Berkshire Hathaway, Inc. (b)	(2,000)	(172,700)
China Life Insurance Co., Ltd.-Class H	(56,000)	(164,669)
Fairfax Financial Holdings Ltd.	(400)	(148,390)
Loews Corp.	(3,300)	(139,524)
Muenchener Rueckversicherungs AG	(600)	(96,542)
Ping An Insurance Group Co.-Class H	(12,000)	(94,434)
Power Financial Corp.	(3,700)	(95,505)
Prudential PLC	(10,200)	(140,083)
QBE Insurance Group Ltd.	(5,800)	(79,239)
Sampo Oyj	(3,400)	(106,602)
SCOR SE	(3,600)	(96,124)
Tokio Marine Holdings, Inc.	(3,900)	(103,234)
Willis Group Holdings PLC	(3,300)	(111,111)

		(1,634,477)

Company	Shares	U.S. $ Value
Real Estate Management & Development - (1.6)%
City Developments Ltd.	(9,000)	$(84,033)
Country Garden Holdings Co., Ltd. (b)	(572,000)	(228,322)
Swire Pacific Ltd.	(14,500)	(172,063)

		(484,418)

		(4,784,748)

Industrials - (15.5)%
Aerospace & Defense - (2.4)%
European Aeronautic Defence and Space Co. NV	(2,400)	(85,416)
Honeywell International, Inc.	(2,100)	(128,604)
Meggitt PLC	(13,600)	(84,824)
Precision Castparts Corp.	(1,000)	(173,070)
Rockwell Collins, Inc.	(2,600)	(139,308)
United Technologies Corp.	(1,400)	(109,424)

		(720,646)

Air Freight & Logistics - (0.5)%
FedEx Corp.	(1,600)	(147,184)

Airlines - (0.4)%
Air China Ltd.	(154,000)	(108,811)
Southwest Airlines Co.	(700)	(6,174)

		(114,985)

Building Products - (0.7)%
Daikin Industries Ltd.	(4,000)	(110,729)
Geberit AG (b)	(500)	(103,272)

		(214,001)

Commercial Services & Supplies - (2.9)%
Babcock International Group PLC	(8,700)	(137,525)
Edenred	(3,100)	(89,711)
G4S PLC	(20,200)	(85,013)
Progressive Waste Solutions Ltd.	(4,100)	(79,352)
Republic Services, Inc.-Class A	(2,400)	(68,040)
Secom Co., Ltd.	(3,500)	(178,269)
Stericycle, Inc. (b)	(1,000)	(94,760)
Waste Management, Inc.	(4,300)	(140,782)

		(873,452)

Construction & Engineering - (0.8)%
FLSmidth & Co. A/S	(1,500)	(88,523)
SNC-Lavalin Group, Inc.	(3,500)	(140,981)

		(229,504)

Electrical Equipment - (1.3)%
ABB Ltd. (b)	(4,700)	(84,882)
AMETEK, Inc.	(2,500)	(88,875)
Emerson Electric Co.	(2,600)	(125,918)
Nidec Corp.	(1,500)	(106,746)

		(406,421)

Company	Shares	U.S. $ Value
Industrial Conglomerates - (0.9)%
Cookson Group PLC	(7,500)	$(70,851)
General Electric Co.	(4,000)	(84,240)
Keihan Electric Railway Co., Ltd.	(23,000)	(111,185)

		(266,276)

Machinery - (2.9)%
CSR Corp. Ltd.	(140,000)	(108,273)
Deere & Co.	(1,500)	(128,160)
Dover Corp.	(1,900)	(110,618)
Kone Oyj	(1,800)	(129,076)
PACCAR, Inc.	(2,300)	(99,682)
Parker Hannifin Corp.	(900)	(70,794)
Weir Group PLC (The)	(3,000)	(84,544)
Yangzijiang Shipbuilding Holdings Ltd.	(175,000)	(129,056)

		(860,203)

Professional Services - (1.4)%
Capita Group PLC (The)	(7,500)	(87,631)
Intertek Group PLC	(2,000)	(91,164)
Seek Ltd.	(10,000)	(69,253)
Stantec, Inc.	(2,400)	(82,664)
Verisk Analytics, Inc. (b)	(1,500)	(76,500)

		(407,212)

Road & Rail - (0.8)%
QR National Ltd.	(15,000)	(58,185)
Tobu Railway Co., Ltd.	(36,000)	(191,301)

		(249,486)

Trading Companies & Distributors - (0.3)%
WW Grainger, Inc.	(500)	(100,705)

Transportation Infrastructure - (0.2)%
Sydney Airport	(20,000)	(70,346)

		(4,660,421)

Consumer Discretionary - (14.3)%
Auto Components - (0.4)%
GKN PLC	(32,100)	(107,965)

Automobiles - (0.2)%
Guangzhou Automobile Group Co., Ltd.	(100,000)	(68,475)

Hotels, Restaurants & Leisure - (4.5)%
Accor SA	(4,900)	(153,113)
Carnival Corp.	(3,000)	(113,640)
Carnival PLC	(2,800)	(111,531)
Crown Ltd.	(10,000)	(100,789)
Darden Restaurants, Inc.	(2,700)	(142,074)
Echo Entertainment Group Ltd.	(10,000)	(36,344)
Genting Singapore PLC	(120,000)	(130,354)
Las Vegas Sands Corp.	(1,500)	(69,660)
Shangri-La Asia Ltd.	(86,000)	(166,018)
Starbucks Corp.	(1,500)	(68,850)
Starwood Hotels & Resorts Worldwide, Inc.	(2,400)	(124,440)
TUI Travel PLC	(32,800)	(133,079)

		(1,349,892)

Company	Shares	U.S. $ Value
Household Durables - (0.8)%
Persimmon PLC	(5,260)	$(67,680)
SEB SA	(1,000)	(65,112)
Stanley Black & Decker, Inc.	(1,500)	(103,950)

		(236,742)

Internet & Catalog Retail - (0.3)%
Rakuten, Inc.	(10,200)	(91,690)

Leisure Equipment & Products - (0.3)%
Namco Bandai Holdings, Inc.	(5,500)	(86,422)

Media - (3.2)%
Dentsu, Inc.	(4,900)	(115,746)
DIRECTV (b)	(2,600)	(132,886)
Pearson PLC	(7,900)	(158,845)
Publicis Groupe SA	(2,400)	(129,354)
Quebecor, Inc.	(2,300)	(80,232)
Thomson Reuters Corp. (New York)	(5,800)	(163,908)
Virgin Media, Inc.	(2,500)	(81,850)
WPP PLC	(8,700)	(112,450)

		(975,271)

Multiline Retail - (1.7)%
Debenhams PLC	(40,000)	(77,440)
Dollar General Corp. (b)	(1,800)	(87,516)
Kohl’s Corp.	(2,300)	(122,544)
Macy’s, Inc.	(1,900)	(72,333)
Parkson Retail Group Ltd.	(172,500)	(145,450)

		(505,283)

Specialty Retail - (2.3)%
AutoZone, Inc. (b)	(300)	(112,500)
Belle International Holdings Ltd.	(50,000)	(92,464)
CarMax, Inc. (b)	(4,900)	(165,375)
Fast Retailing Co., Ltd.	(500)	(111,335)
Limited Brands, Inc.	(1,700)	(81,413)
Tiffany & Co.	(1,200)	(75,864)
Ulta Salon Cosmetics & Fragrance, Inc.	(700)	(64,554)

		(703,505)

Textiles, Apparel & Luxury Goods - (0.6)%
NIKE, Inc.	(1,300)	(118,794)
VF Corp.	(300)	(46,944)

		(165,738)

		(4,290,983)

Consumer Staples - (10.1)%
Beverages - (3.3)%
Coca-Cola Co. (The)	(3,000)	(111,540)
Dr Pepper Snapple Group, Inc.	(2,000)	(85,700)
Molson Coors Brewing Co.-Class B	(4,300)	(185,502)
PepsiCo, Inc.	(3,600)	(249,264)
Pernod-Ricard SA	(1,600)	(172,315)
SABMiller PLC	(3,090)	(132,616)
Treasury Wine Estates Ltd.	(10,000)	(51,237)

		(988,174)

Company	Shares	U.S. $ Value
Food & Staples Retailing - (2.5)%
Casino Guichard Perrachon SA	(1,500)	$(130,936)
China Resources Enterprise Ltd.	(34,000)	(110,814)
Metcash Ltd.	(20,000)	(75,971)
Metro AG	(2,700)	(77,837)
Sysco Corp.	(6,700)	(208,169)
Tesco PLC	(26,400)	(136,605)

		(740,332)

Food Products - (1.6)%
Aryzta AG (b)	(2,700)	(134,885)
China Mengniu Dairy Co., Ltd.	(49,000)	(148,185)
HJ Heinz Co.	(1,800)	(103,518)
Saputo, Inc.	(1,800)	(78,993)

		(465,581)

Household Products - (1.4)%
Church & Dwight Co., Inc.	(2,500)	(126,900)
Colgate-Palmolive Co.	(1,500)	(157,440)
Unicharm Corp.	(2,700)	(146,083)

		(430,423)

Personal Products - (0.8)%
Hengan International Group Co., Ltd.	(16,000)	(145,691)
Shiseido Co., Ltd.	(7,000)	(88,587)

		(234,278)

Tobacco - (0.5)%
Lorillard, Inc.	(700)	(81,207)
Reynolds American, Inc.	(1,800)	(74,952)

		(156,159)

		(3,014,947)

Materials - (8.0)%
Chemicals - (5.9)%
Air Liquide SA	(1,650)	(194,786)
Air Products & Chemicals, Inc.	(2,100)	(162,813)
Akzo Nobel NV	(2,200)	(119,742)
Dow Chemical Co. (The)	(4,800)	(140,640)
Ecolab, Inc.	(2,100)	(146,160)
EI du Pont de Nemours & Co.	(2,600)	(115,752)
Incitec Pivot Ltd.	(15,000)	(49,129)
K+S AG	(3,500)	(165,881)
Nitto Denko Corp.	(3,000)	(136,284)
Nufarm Ltd.	(10,000)	(59,615)
Potash Corp. of Saskatchewan, Inc.	(2,300)	(92,460)
Praxair, Inc.	(1,500)	(159,315)
Sigma-Aldrich Corp.	(1,400)	(98,196)
Yara International ASA	(2,700)	(127,248)

		(1,768,021)

Company	Shares	U.S. $ Value
Construction Materials - (0.6)%
CRH PLC	(3,800)	$(70,888)
Lafarge SA	(2,000)	(117,259)

		(188,147)

Containers & Packaging - (0.3)%
Crown Holdings, Inc. (b)	(2,800)	(107,100)

Metals & Mining - (0.7)%
Mitsubishi Materials Corp.	(39,000)	(113,392)
Newcrest Mining Ltd.	(3,100)	(85,498)

		(198,890)

Paper & Forest Products - (0.5)%
Canfor Corp. (b)	(5,700)	(81,270)
International Paper Co.	(1,800)	(64,494)

		(145,764)

		(2,407,922)

Energy - (7.0)%
Energy Equipment & Services - (1.9)%
Baker Hughes, Inc.	(3,100)	(130,107)
Core Laboratories NV	(500)	(51,830)
FMC Technologies, Inc. (b)	(3,000)	(122,700)
Petrofac Ltd.	(2,800)	(72,694)
Saipem SpA	(2,300)	(103,636)
WorleyParsons Ltd.	(4,000)	(102,287)

		(583,254)

Oil, Gas & Consumable Fuels - (5.1)%
Apache Corp.	(1,800)	(148,950)
Athabasca Oil Corp. (b)	(5,000)	(60,526)
Devon Energy Corp.	(1,000)	(58,210)
EOG Resources, Inc.	(1,200)	(139,788)
EQT Corp.	(1,900)	(115,197)
OMV AG	(2,800)	(102,467)
Origin Energy Ltd.	(9,700)	(114,180)
Paramount Resources Ltd. (b)	(2,000)	(67,684)
PetroChina Co., Ltd.	(130,000)	(176,066)
Premier Oil PLC (b)	(18,400)	(104,328)
Southwestern Energy Co. (b)	(3,600)	(124,920)
Spectra Energy Corp.	(3,600)	(103,932)
Talisman Energy, Inc.	(8,000)	(90,673)
Tullow Oil PLC	(4,900)	(111,322)

		(1,518,243)

		(2,101,497)

Health Care - (6.4)%
Health Care Equipment & Supplies - (1.3)%
Cochlear Ltd.	(700)	(51,696)
DENTSPLY International, Inc.	(2,700)	(99,468)
Getinge AB	(3,500)	(107,703)
Terumo Corp.	(3,000)	(129,212)

		(388,079)

Company	Shares	U.S. $ Value
Health Care Providers & Services - (1.6)%
DaVita, Inc. (b)	(1,100)	$(123,772)
Henry Schein, Inc. (b)	(2,100)	(154,938)
Primary Health Care Ltd.	(17,500)	(70,587)
Quest Diagnostics, Inc./DE	(1,100)	(63,492)
Shanghai Pharmaceuticals Holding Co., Ltd.	(42,000)	(77,797)

		(490,586)

Health Care Technology - (0.2)%
Cerner Corp. (b)	(800)	(60,952)

Pharmaceuticals - (3.3)%
Allergan, Inc./United States	(1,100)	(98,912)
Hospira, Inc. (b)	(2,500)	(76,725)
Johnson & Johnson	(1,800)	(127,476)
Kyowa Hakko Kirin Co., Ltd.	(12,000)	(127,731)
Merck KGaA	(1,400)	(179,065)
Mylan, Inc./PA (b)	(3,700)	(93,758)
Novartis AG	(3,400)	(205,022)
Perrigo Co.	(600)	(69,006)

		(977,695)

		(1,917,312)

Information Technology - (6.3)%
Computers & Peripherals - (1.3)%
Fujitsu Ltd.	(27,000)	(103,879)
Lenovo Group Ltd.	(294,000)	(235,777)
NetApp, Inc. (b)	(2,200)	(59,180)

		(398,836)

Electronic Equipment, Instruments & Components - (1.2)%
Hoya Corp.	(6,000)	(121,515)
Murata Manufacturing Co., Ltd.	(2,000)	(97,291)
Trimble Navigation Ltd. (b)	(2,700)	(127,386)

		(346,192)

IT Services - (2.0)%
Accenture PLC	(1,200)	(80,892)
Alliance Data Systems Corp. (b)	(700)	(100,135)
Automatic Data Processing, Inc.	(1,800)	(104,022)
Fidelity National Information Services, Inc.	(3,000)	(98,610)
Mastercard, Inc.	(100)	(46,093)
NTT Data Corp.	(35)	(114,075)
Paychex, Inc.	(2,000)	(64,860)

		(608,687)

Semiconductors & Semiconductor Equipment - (0.8)%
Avago Technologies Ltd.	(1,800)	(59,454)
Broadcom Corp.-Class A (b)	(3,000)	(94,605)
Maxim Integrated Products, Inc.	(2,600)	(71,565)

		(225,624)

Company	Shares	U.S. $ Value
Software - (1.0)%
Nuance Communications, Inc. (b)	(4,400)	$(97,944)
SAP AG	(2,800)	(204,184)

		(302,128)

		(1,881,467)

Utilities - (3.2)%
Electric Utilities - (1.5)%
Cheung Kong Infrastructure Holdings Ltd.	(27,000)	(158,363)
Duke Energy Corp.	(2,100)	(137,949)
Exelon Corp.	(2,000)	(71,560)
Northeast Utilities	(2,200)	(86,460)

		(454,332)

Gas Utilities - (0.5)%
Toho Gas Co., Ltd.	(24,000)	(145,462)

Independent Power Producers & Energy Traders - (0.4)%
NRG Energy, Inc.	(2,500)	(53,900)
OGE Energy Corp.	(1,200)	(69,096)

		(122,996)

Multi-Utilities - (0.8)%
Canadian Utilities Ltd.	(1,100)	(73,792)
E.ON AG	(6,900)	(157,079)

		(230,871)

		(953,661)

Telecommunication Services - (0.9)%
Diversified Telecommunication Services - (0.9)%
China Unicom Hong Kong Ltd.	(66,000)	(106,737)
Singapore Telecommunications Ltd.	(46,000)	(121,134)
Telstra Corp. Ltd.	(13,000)	(55,867)

		(283,738)

Total Common Stocks (proceeds $25,852,594)		(26,296,696)

INVESTMENT COMPANIES - (4.7)%
Funds and Investment Trusts - (4.7)%
iShares PLC-iShares FTSE 100	(45,000)	(421,261)
SPDR S&P 500 ETF Trust	(7,000)	(988,260)

Total Investment Companies (proceeds $1,401,455)		(1,409,521)

Total Securities Sold Short (proceeds $27,254,049)		(27,706,217)

Total Investments, Net of Securities Sold Short - 31.5% (cost $7,995,400)		9,436,601
Other assets less liabilities - 68.5% (e)		20,568,271

Net Assets - 100.0%		$30,004,872

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Diamond Offshore Drilling (f)	10	$72.50	November 2012	$(390)
Discover Financial Services (f)	18	43.00	November 2012	(270)
Expedia, Inc. (f)	22	65.00	November 2012	(440)
Ingersoll Rand PLC (f)	10	50.00	November 2012	(125)
JPMorgan Chase & Co. (f)	30	45.00	November 2012	(120)
Motorola Solutions, Inc. (f)	24	52.50	November 2012	(1,428)
PPG Industries, Inc. (f)	8	120.00	November 2012	(700)
Schlumberger Ltd. (f)	25	80.00	November 2012	(37)
Wells Fargo & Co. (f)	55	38.00	November 2012	(83)

(premium received $4,133)				$(3,593)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Air Products & Chemica (f)	19	$75.00	November 2012	$(808)
American Express Co. (f)	16	55.00	November 2012	(880)
Apache Corp. (f)	18	75.00	November 2012	(414)
Baker Hughes, Inc. (f)	29	40.00	November 2012	(1,247)
Blackrock, Inc. (f)	6	175.00	November 2012	(300)
Dow Chemical Co. (The) (f)	36	27.00	November 2012	(504)
FMC Technologies, Inc. (f)	23	37.50	November 2012	(517)
Nike, Inc. (f)	13	87.50	November 2012	(696)
Northern Trust Corp. (f)	15	45.00	November 2012	(187)
Praxair, Inc. (f)	15	95.00	November 2012	(217)
Stanley Black & Decker, Inc. (f)	15	62.50	November 2012	(300)

(premium received $6,715)				$(6,070)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	Russell 2000 Total Return Index	41	0.22%	$155	5/15/13	UBS AG	$1,740

(a)	Securities, or a portion thereof, with an aggregate market value of $14,461,894 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,822,494 and gross unrealized depreciation of investments was $(1,381,293), resulting in net unrealized appreciation of $1,441,201.
(f)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange

NET COUNTRY EXPOSURE (TOP THREE) *

Long		Short
United Kingdom	3.5%	China	-1.7%
United States	2.5	Ireland	-1.3
Denmark	1.2	France	-0.8

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,221,639		$3,235,707		$	– 0	–	$5,457,346
Consumer Discretionary	2,255,838		2,695,617			– 0	–	4,951,455
Industrials	2,292,757		2,074,145			– 0	–	4,366,902
Health Care	1,630,644		1,603,143			– 0	–	3,233,787
Energy	1,600,813		1,529,357			– 0	–	3,130,170
Consumer Staples	1,441,686		1,489,939			– 0	–	2,931,625
Materials	1,053,380		1,529,198			– 0	–	2,582,578
Information Technology	1,538,597		930,228			– 0	–	2,468,825
Utilities	403,523		339,697			–0	–	743,220
Telecommunication Services	160,200		378,580			– 0	–	538,780
Preferred Stocks	– 0	–	– 0	–		2,036		2,036
Short-Term Investments	6,010,042		– 0	–		– 0	–	6,010,042
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	726,052		– 0	–		– 0	–	726,052
Liabilities:
Common Stocks:
Financials	(1,699,171)		(3,085,577)			– 0	–	(4,784,748)
Industrials	(2,195,835)		(2,464,586)			– 0	–	(4,660,421)
Consumer Discretionary	(2,029,327)		(2,261,656)			– 0	–	(4,290,983)
Consumer Staples	(1,463,185)		(1,551,762)			– 0	–	(3,014,947)
Materials	(1,168,200)		(1,239,722)			– 0	–	(2,407,922)
Energy	(1,214,517)		(886,980)			– 0	–	(2,101,497)
Health Care	(968,499)		(948,813)			– 0	–	(1,917,312)
Information Technology	(1,004,746)		(876,721)			– 0	–	(1,881,467)
Utilities	(492,757)		(460,904)			– 0	–	(953,661)
Telecommunication Services	– 0	–	(283,738)			– 0	–	(283,738)
Investment Companies	(1,409,521)		– 0	–		– 0	–	(1,409,521)

Total Investments in Securities	7,689,413		1,745,152+			2,036		9,436,601
Other Financial Instruments* :
Assets:
Total Return Swap Contracts	– 0	–	1,740			– 0	–	1,740
Liabilities:
Call Options Written	– 0	–	(3,593)			– 0	–	(3,593)
Put Options Written	– 0	–	(6,070)			– 0	–	(6,070)

Total (a)	$7,689,413		$1,737,229			$2,036		$9,428,678

**	Other financial instruments are derivative instruments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $367,936 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grades			Preferred Stocks			Total
Balance as of 7/31/12		$(9,763)		$	– 0	–	$(9,763)
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		(1,416)			– 0	–	(1,416)
Change in unrealized appreciation/depreciation		765			24		789
Purchases		10,414			2,012		12,426
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 10/31/12	$	– 0	–		$2,036		$2,036

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/12	$	– 0	–		$24		$24

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2012